Summary of Significant Accounting Policies - Summary of New and Revised Standards and Interpretations (Detail)	12 Months Ended
Dec. 31, 2020
IFRS 3A business combinations [member]
Disclosure of significant accounting policies [line items]
Mandatory application for financial years starting on	01/01/2020
Adopted by the European Union	yes
Possible Impact on MorphoSys	none
IFRS 9 IAS 39 and IFRS 7 interest rate benchmark reform [Member]
Disclosure of significant accounting policies [line items]
Mandatory application for financial years starting on	01/01/2020
Adopted by the European Union	yes
Possible Impact on MorphoSys	none
IFRS 16 A covid19 related rent concessions [Member]
Disclosure of significant accounting policies [line items]
Mandatory application for financial years starting on	01/01/2020
Adopted by the European Union	yes
Possible Impact on MorphoSys	none
IAS 1 and IAS 8A definition of material [Member]
Disclosure of significant accounting policies [line items]
Mandatory application for financial years starting on	01/01/2020
Adopted by the European Union	yes
Possible Impact on MorphoSys	yes
Amendments to references to the conceptual framework in IFRS standards [member]
Disclosure of significant accounting policies [line items]
Mandatory application for financial years starting on	01/01/2020
Adopted by the European Union	yes
Possible Impact on MorphoSys	none